Post-employment Benefits - Summary of Changes in Discount Rate (Parenthetical) (Detail)	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage increase in discount rate	0.50%
Percentage decrease in discount rate	(0.50%)